Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
2019 Notes
Unamortized deferred finance fees	$ 1,028	$ 1,243
Long term debt
Unamortized deferred finance fees	8,263	9,214
Lease commitments
Unamortized deferred finance fees	$ 37	$ 39
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	63,415,479	56,628,907
Common Stock - Shares Outstanding	63,415,479	56,628,907